Shareholders' Equity (Tables)	12 Months Ended
Jun. 30, 2026
Shareholders’ Equity [Abstract]
Schedule of Movement of Warrants

The movement of warrants is as follows:

	As of June 30, 2026
	Valuation	Series A		Series B
	US$	Share	Valuation	Share	Valuation
Balance at beginning of the year	$104,433	1	32	8	104,401
Issuance(a)	—	—	—	—	—
Exercise(b)	103,019	—	—	7	103,019
Fair value changes(c)	—	—	—	—	—
Balance at end of the year	$1,414	1	32	1	1,382

	As of June 30, 2025
	Valuation	Series A		Series B
	US$	Share	Valuation	Share	Valuation
Balance at beginning of the year	$—	—	—	—	—
Issuance(a)	10,559,739	63	4,122,940	63	6,436,799
Exerciset(b)	3,693,843	62	918,183	55	2,775,660
Fair value changes(c)	(6,761,463)	—	(3,204,725)	—	(3,556,738)
Balance at end of the year	$104,433	1	32	8	104,401

(a)

On September 20, 2024, the Company issued 63(Pre-consolidations 4,000,000) units to public, and each unit in such offering included one Class A Ordinary Share, one Series A warrant and one Series B warrant. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the warrants at the date of issuance was $10,559,739.

On December 3, 2025, the Company issued and sold 2,441(Pre-consolidations 6,250,000) Class A ordinary shares accompanying warrants of 4,883(Pre-consolidations 12,500,000) shares to several accredited investors. The investors exercised all of the warrants within the following few days, pursuant to which the Company issued 17,578(Pre-consolidations 45,000,000) Class-A ordinary shares on December 26, 2025.

On May 11, 2026, the Company issued and sold 3,516(Pre-consolidations 9,000,000) Class A ordinary shares accompanying Pre-Funded Warrants of 6,641(Pre-consolidations 16,999,998) shares to several accredited investors. The investors exercised all of the warrants within the following few days, pursuant to which the Company issued 68,764 (Pre-consolidations 176,034,979) Class-A ordinary shares in May, 2026.

(b)

On November 27, 2024, the holder exchanged a total of 62 Series A warrants (3,998,000 before the splits) by signing a stock exchange agreement. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the Series A warrants at the date of exchange was $918,183.

In October, 2024, the Holders exercised an aggregate of 55(Pre-consolidations 3,497,241 ) Series B warrants through an alternative cashless exercise option. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the Series B warrants at the date of exercise was $2,775,660.

On September 17, 2025, the Holders exercised an aggregate of 7(Pre-consolidations 31,390 ) Series B warrants through an alternative cashless exercise option, and the Company issued 31(Pre-consolidations 79,842) Class A ordinary shares on the same day. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the Series B warrants at the date of exercise was $103,019.

(c)	The number of remaining unexercised Series A warrants and Series B warrants is 1 (Pre-consolidations 80) and 1 (Pre-consolidations 440) respectively. The fair value of these warrants as of June 30, 2026 and 2025 is $1,414 and $104,433, respectively.

Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:

	As of June 30,	As of June 30,	As of November 27,	As of October 7,	As of September 20,
	2026*	2025	2024	2024	2024
Volatility	64.7%	64.7%	64.6%	63.5%	63.0%
Stock price	1.3	1.3	0.21	0.29	0.58
Expected life of the warrants to convert	4.2	4.2	4.81	4.95	5
Risk free rate	3.7%	3.7%	4.1%	3.9%	3.5%
Dividend yield	0%	0%	0%	0%	0%

*	As of June 30, 2026, the remaining outstanding warrants are considered immaterial with respect to both the number of exercisable warrants and their fair value. Accordingly, a separate fair value measurement was not conducted. As of June 30, 2026, the fair value of outstanding warrants was carried forward from the valuation as of the prior year-end.